COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMPONENTS OF LEASE EXPENSE

For the three-months ended March 31, 2022 and March 31, 2021, the components of lease expenses were as follows:

Lease cost as of:	Consolidated Statement of Operations and Comprehensive Loss Classification	(Unaudited) For the Three Months Ended March 31, 2022	(Unaudited) For the Period from January 21, 2021 (Inception) to March 31, 2021
Operating lease costs	Selling, general and administrative	$9,534	$-
Total		$9,534	$-

For the period from January 21, 2021 (date of inception) through December 31, 2021, the components of lease expenses were as follows:

Lease cost	Consolidated Statement of Operations and Comprehensive Loss Classification	Amount
Operating lease costs	Selling, general and administrative	$25,424
Total		$25,424

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases was as follows:

Cash paid for amount included in the measurement of lease liabilities	(Unaudited) For the Three Months Ended March 31, 2022
Operating cash flows from operating leases	$9,534

Cash paid for amount included in the measurement of lease liabilities	(Unaudited) For the Period from January 21, 2021 (Inception) to March 31, 2021
Operating cash flows from operating leases	$-

Supplemental cash flow information related to leases was as follows:

Cash paid for amount included in the measurement of lease liabilities	Amount as of December 31, 2021
Operating cash flows from operating leases	$25,424

SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS

The future maturities of the contractual lease payments included in the operating lease liabilities as of March 31, 2022, are as follows:

Total
Remainder of 2022	$28,602
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	12,712
Total	193,858
Less: amount representing interest	(41,107)
Total	$152,751

The future maturities of the contractual lease payments included in the operating lease liabilities as of December 31, 2021 are as follows:

Years Ending December 31:	Total
2022	$38,136
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	12,712
Total	203,392
Less: amount representing interest	(44,941)
Total	$158,451